SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Goodwill balance		¥ 121,805
Goodwill, acquisition		40,029	270,897
Impairment loss of goodwill	$ (15,573)	(107,407)	(149,092)
Goodwill balance	$ 7,891	54,427	121,805
Guohebing [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance		64,534
Goodwill, acquisition			147,001
Impairment loss of goodwill		(10,107)	(82,467)
Goodwill balance		54,427	64,534
Beijing Kunlunjiexin technology Co., LTD [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance
Goodwill, acquisition			19,222
Impairment loss of goodwill			(19,222)
Goodwill balance
Zhuge Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance		57,271
Goodwill, acquisition			104,674
Impairment loss of goodwill		(57,271)	(47,403)
Goodwill balance			57,271
Molun SAAS [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance
Goodwill, acquisition		40,029
Impairment loss of goodwill		(40,029)
Goodwill balance